Credit commitments (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Credit lines available:
Global credit facilities	10,500,000,000
Other external	4,254,000,000
Total credit lines available	14,754,000,000
Less: Commercial paper outstanding	(3,688,000,000)
Less: Utilized credit	(1,904,000,000)
Available credit	9,162,000,000
Number of global credit facilities	3
Consolidated net worth	22,230,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Cat Financial
Credit lines available:
Interest coverage ratio, numerator	2.19
Interest coverage ratio, denominator	1
Minimum interest coverage ratio required under credit facilities, numerator	1.15
Minimum interest coverage ratio required under credit facilities, denominator	1
Six-month leverage ratio, numerator	7.79
Six month leverage ratio, denominator	1
Year-end leverage ratio, numerator	7.83
Year-end leverage ratio denominator	1
Maximum leverage ratio permissible under credit facility, numerator	10
Maximum leverage ratio permissible under credit facility, denominator	1
Credit Facility
Credit lines available:
Global credit facilities	10,500,000,000
364-day facility expires in September 2015
Credit lines available:
Global credit facilities	3,150,000,000
Duration of credit facility (in years or days)	364 days
Four-year facility expires in September 2017
Credit lines available:
Global credit facilities	2,730,000,000
Duration of credit facility (in years or days)	4 years
Five-year facility expires in September 2019
Credit lines available:
Global credit facilities	4,620,000,000
Duration of credit facility (in years or days)	5 years
Consolidated credit lines with banks
Credit lines available:
Other external	4,250,000,000
Machinery, Energy & Transportation
Credit lines available:
Global credit facilities	2,750,000,000
Other external	195,000,000
Total credit lines available	2,945,000,000
Less: Commercial paper outstanding	0
Less: Utilized credit	(9,000,000)
Available credit	2,936,000,000
Machinery, Energy & Transportation | Credit Facility
Credit lines available:
Global credit facilities	2,750,000,000
Machinery, Energy & Transportation | 364-day facility expires in September 2015
Credit lines available:
Global credit facilities	820,000,000
Machinery, Energy & Transportation | Four-year facility expires in September 2017
Credit lines available:
Global credit facilities	720,000,000
Machinery, Energy & Transportation | Five-year facility expires in September 2019
Credit lines available:
Global credit facilities	1,210,000,000
Financial Products
Credit lines available:
Global credit facilities	7,750,000,000
Other external	4,059,000,000
Total credit lines available	11,809,000,000
Less: Commercial paper outstanding	(3,688,000,000)
Less: Utilized credit	(1,895,000,000)
Available credit	6,226,000,000